Shareholder Report	5 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key		0001947660
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000248258
Shareholder Report [Line Items]
Class Name		A Non-Withholding
Trading Symbol		MMTXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$41	0.80%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
AssetsNet	$ 698,588,350	$ 698,588,350
Holdings Count | Holding	6	6
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2024

Total Net Assets	$698,588,350
# of Portfolio Holdings	6

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	32.4%
Other	20.1%
Weekly (excludes Daily)	47.5%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2024

(% of total investments)

Federal National Mortgage Association 01/03/25	27.19%
U.S. Treasury Bill 01/07/25	20.28%
U.S. Treasury Bill 01/09/25	20.13%
U.S. Treasury Bill 01/02/25	17.87%
Federal National Mortgage Association 01/02/25	11.25%
Federal Farm Credit Discount Notes 01/02/25	3.28%

C000243299
Shareholder Report [Line Items]
Class Name		A Withholding
Trading Symbol		MMYXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$47	0.92%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.92%
AssetsNet	$ 698,588,350	$ 698,588,350
Holdings Count | Holding	6	6
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2024

Total Net Assets	$698,588,350
# of Portfolio Holdings	6

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	32.4%
Other	20.1%
Weekly (excludes Daily)	47.5%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2024

(% of total investments)

Federal National Mortgage Association 01/03/25	27.19%
U.S. Treasury Bill 01/07/25	20.28%
U.S. Treasury Bill 01/09/25	20.13%
U.S. Treasury Bill 01/02/25	17.87%
Federal National Mortgage Association 01/02/25	11.25%
Federal Farm Credit Discount Notes 01/02/25	3.28%

C000248259
Shareholder Report [Line Items]
Class Name		Institutional Non-Withholding
Trading Symbol		MMGXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number		(787) 758-7400
Additional Information Website		https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$43	0.85%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.85%
AssetsNet	$ 698,588,350	$ 698,588,350
Holdings Count | Holding	6	6
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2024

Total Net Assets	$698,588,350
# of Portfolio Holdings	6

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	32.4%
Other	20.1%
Weekly (excludes Daily)	47.5%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2024

(% of total investments)

Federal National Mortgage Association 01/03/25	27.19%
U.S. Treasury Bill 01/07/25	20.28%
U.S. Treasury Bill 01/09/25	20.13%
U.S. Treasury Bill 01/02/25	17.87%
Federal National Mortgage Association 01/02/25	11.25%
Federal Farm Credit Discount Notes 01/02/25	3.28%

C000243300
Shareholder Report [Line Items]
Class Name	Institutional Withholding
Trading Symbol	MMFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 17, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$40	0.80%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 698,588,350	$ 698,588,350
Holdings Count | Holding	6	6
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2024

Total Net Assets	$698,588,350
# of Portfolio Holdings	6

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	32.4%
Other	20.1%
Weekly (excludes Daily)	47.5%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2024

(% of total investments)

Federal National Mortgage Association 01/03/25	27.19%
U.S. Treasury Bill 01/07/25	20.28%
U.S. Treasury Bill 01/09/25	20.13%
U.S. Treasury Bill 01/02/25	17.87%
Federal National Mortgage Association 01/02/25	11.25%
Federal Farm Credit Discount Notes 01/02/25	3.28%